Consolidated Statement of Changes in Equity - CAD ($) $ in Thousands		Share capital [Member]		Warrants [Member]		Contributed surplus [Member]		Equity component of convertible debentures [member]		Accumulated other comprehensive income [Member]		Retained earnings [Member]		Total
Beginning Balance at Dec. 31, 2017		$ 1,633,013		$ 30,901		$ 13,265		$ 17,601		$ (2,878)	[1]	$ 202,503		$ 1,894,405
Beginning Balance (shares) at Dec. 31, 2017														157,797,193
Statements Line Items
Net loss												(105,587)		$ (105,587)
Other comprehensive income (loss)										34,891	[1]			34,891
Comprehensive income (loss)										34,891	[1]	(105,587)		(70,696)
Dividends declared												(31,213)		(31,213)
Shares issued - Dividends reinvestment plan		3,516												$ 3,516
Shares issued - Dividends reinvestment plan (shares)														310,492
Shares issued - Employee share purchase plan		513												$ 513
Shares issued - Employee share purchase plan (shares)														42,735
Share options:
Shared-based compensation						3,106								$ 3,106
Restricted share units to be settled in common shares:
Share-based compensation						1,316								1,316
Income tax impact						140								140
Units granted as payment of a 2017 bonus						990								990
Transfer of units from cash-settled to equity-settled						2,426								2,426
Replacement share options:
Fair value of options exercised		13				(13)								0
Proceeds from exercise of options		38												$ 38
Proceeds from exercise of options (shares)														2,710
Normal course issuer bid purchase of common shares		(27,931)										(5,015)		$ (32,946)
Normal course issuer bid purchase of common shares (shares)														(2,709,779)
Transfer of realized gain on financial assets at fair value through other comprehensive income (loss)										(8,514)	[1]	8,514		$ 0
Ending Balance at Dec. 31, 2018		1,609,162		30,901		21,230		17,601		23,499	[2]	69,202		$ 1,771,595
Ending Balance (shares) at Dec. 31, 2018														155,443,351
Statements Line Items
Adoption of IFRS 16												(383)		$ (383)
Net loss												(234,195)		(234,195)
Other comprehensive income (loss)										(17,356)	[2]			(17,356)
Comprehensive income (loss)										(17,356)	[2]	(234,195)		(251,551)
Acquisition of Barkerville		160,564				1,912								$ 162,476
Acquisition of Barkerville (shares)														13,560,832
Deemed repurchase of shares held by an associate		(6,100)												$ (6,100)
Deemed repurchase of shares held by an associate (Shares)														(517,409)
Dividends declared												(29,977)		$ (29,977)
Shares issued - Dividends reinvestment plan		2,427												$ 2,427
Shares issued - Dividends reinvestment plan (shares)														198,609
Shares issued - Employee share purchase plan		466												$ 466
Shares issued - Employee share purchase plan (shares)														34,550
Share options:
Shared-based compensation						2,899								$ 2,899
Share options exercised		25,119				(5,343)								$ 19,776
Share option exercised (Shares)														1,355,531
Replacement share options exercised		2,632				(917)								$ 1,715
Replacement share options exercised (Shares)														148,984
Restricted share units to be settled in common shares:
Share-based compensation						4,059								$ 4,059
Settlement		874				(1,872)						(346)		$ (1,344)
Settlement (Shares)														89,246
Income tax impact						(57)								$ (57)
Deferred share units to be settled in common shares:
Transfer of units from cash-settled to equity-settled						3,722								3,722
Share-based compensation						545								545
Settlement		104				(222)								$ (118)
Settlement (Shares)														7,875
Income tax impact						(50)								$ (50)
Replacement share options:
Normal course issuer bid purchase of common shares		(10,198)										(1,633)		$ (11,831)
Normal course issuer bid purchase of common shares (shares)														(983,900)
Common shares acquired and cancelled through a share repurchase		(128,516)				(1,093)						(45,030)		$ (174,639)
Common shares acquired and cancelled through a share repurchase (Shares)														(12,385,717)
Issue costs, net of income taxes of $0.1 million		(184)												$ (184)
Warrants expired				(12,829)		12,829								0
Transfer of realized gain on financial assets at fair value through other comprehensive income (loss)										7,326	[2]	(7,326)		0
Ending Balance at Dec. 31, 2019		$ 1,656,350	[3]	$ 18,072	[3]	$ 37,642	[3]	$ 17,601	[3]	$ 13,469	[2],[3]	$ (249,688)	[3]	$ 1,493,446
Ending Balance (shares) at Dec. 31, 2019	[3]													156,951,952

[1]	As at December 31, 2018, accumulated other comprehensive income comprises items that will not be recycled to the consolidated statement of loss amounting to ($37.6 million) and items that may be recycled to the consolidated statement of loss amounting to $61.1 million.
[2]	As at December 31, 2019, accumulated other comprehensive income comprises items that will not be recycled to the consolidated statement of loss amounting to ($19.2 million) and items that may be recycled to the consolidated statement of loss amounting to $32.7 million.
[3]	As at December 31, 2019, there are 157,469,361 common shares issued, of which 517,409 are deemed to have been repurchased given that one of the Company's associates owns some the Company's common shares.